Comprehensive Income - Schedule of Reclassification out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized net gains on available-for-sale securities	$ (4,131)	$ (5,730)	$ (7,694)
Unrealized net losses on cash flow hedges	(1,771,027)	(1,969,322)	(1,894,438)
Net income	536,112	$ 319,361	$ 251,723
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	559
Unrealized (Loss) Gain on Available-for-sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized net gains on available-for-sale securities	(1,204)
Unrealized (Loss) Gain on Derivative Instruments [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized net losses on cash flow hedges	$ 1,763